Label	Element	Value
Innovator Growth-100 Power Buffer ETF™ - July | Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $5.52 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	106.80%
Innovator Growth-100 Power Buffer ETF™ - July | Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $551.64 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.00%
Innovator Growth-100 Power Buffer ETF™ - July | Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $468.89 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.30%)
Innovator Growth-100 Power Buffer ETF™ - July | Invesco QQQ Trust Series 1, Expiration: 06/30/2026; Exercise Price: $632.23 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(8.80%)